Comprehensive Income (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accumulated Other Comprehensive Income Loss Net Of Tax [Roll Forward]
Accumulated other comprehensive income (loss)	$ 1,618,153	$ 892,184
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	(25,500)	51,320	177,957
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	769,105	542,911	672,735
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(1,236)	4,081	(10,429)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(16,400)	1,566	(1,468)
Accumulated Other Comprehensive Income Loss Defined Benefit Cumulative Effect of Accounting Change			(4,442)
Accumulated other comprehensive income (loss)	1,618,153	892,184
Accumulated Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income Loss Net Of Tax [Roll Forward]
Accumulated other comprehensive income (loss)	229,795	255,295	203,975	26,018
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	(25,500)	51,320	177,957
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	0	0	0
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0	0
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	0	0	0
Accumulated Other Comprehensive Income Loss Defined Benefit Cumulative Effect of Accounting Change			0
Accumulated other comprehensive income (loss)	229,795	255,295	203,975	26,018
Unrealized Appreciation Of Securities [Member]
Accumulated Other Comprehensive Income Loss Net Of Tax [Roll Forward]
Accumulated other comprehensive income (loss)	1,419,318	651,449	104,457	(553,407)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	0	0	0
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	769,105	542,911	672,735
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(1,236)	4,081	(10,429)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	0	0	0
Accumulated Other Comprehensive Income Loss Defined Benefit Cumulative Effect of Accounting Change			(4,442)
Accumulated other comprehensive income (loss)	1,419,318	651,449	104,457	(553,407)
Pension And Postretirement Benefits [Member]
Accumulated Other Comprehensive Income Loss Net Of Tax [Roll Forward]
Accumulated other comprehensive income (loss)	(30,960)	(14,560)	(16,126)	(14,658)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	0	0	0
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	0	0	0
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0	0
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(16,400)	1,566	(1,468)
Accumulated Other Comprehensive Income Loss Defined Benefit Cumulative Effect of Accounting Change			0
Accumulated other comprehensive income (loss)	$ (30,960)	$ (14,560)	$ (16,126)	$ (14,658)